Finance expenses	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Finance expenses	27. Finance expenses

	Year ended March 31,
	2022		2023		2024
Interest expense (1)	₹	5,325	₹	10,077	₹	12,552
	₹	5,325	₹	10,077	₹	12,552
(1) Refer to Note 5 for Interest expenses on lease liabilities.